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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06554

                       ALLIANCEBERNSTEIN GLOBAL GOVERNMENT
                               INCOME TRUST, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2007

                   Date of reporting period: December 31, 2006

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ITEM 1. SCHEDULE OF INVESTMENTS.


                                       2

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AllianceBernstein
Global Government Income Trust
Portfolio of Investments
December 31, 2006 (unaudited)

                                                     Principal
                                                       Amount
                                                        (000)      U.S. $ Value
--------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS - 80.0%
Argentina - 1.1%
Republic of Argentina
   5.59%, 8/03/12 (a)(b)                       US$        8,003   $    7,550,136
   8.28%, 12/31/33 (b)(c)                                 7,682        8,353,933
                                                                  --------------
                                                                      15,904,069
                                                                  --------------
Australia - 3.9%
Commonwealth of Australia
   Series 217
   6.00%, 2/15/17 (b)                          AUD       51,837       41,269,222
Government of Australia
   Series 808
   8.75%, 8/15/08 (b)                                    20,000       16,391,153
                                                                  --------------
                                                                      57,660,375
                                                                  --------------
Brazil - 8.8%
Federal Republic of Brazil
   12.50%, 1/05/22 (b)                         BRL      107,710       57,472,221
Republic of Brazil
   8.25%, 1/20/34 (c)                          US$        5,243        6,370,245
   12.50%, 1/05/16 (b)                         BRL      121,935       64,777,077
                                                                  --------------
                                                                     128,619,543
                                                                  --------------
Canada - 1.5%
Government of Canada
   5.75%, 6/01/33 (b)                          CAD        8,700        9,377,781
Province of Ontario
   2.00%, 12/01/36 (b)                                    6,103        5,245,468
   5.60%, 6/02/35 (b)                                     6,882        6,865,653
                                                                  --------------
                                                                      21,488,902
                                                                  --------------
Colombia - 1.0%
Republic of Colombia
   11.75%, 3/01/10 (b)                         COP    6,027,000        2,902,276
   11.75%, 2/25/20 (b)                         US$        8,228       11,889,460
                                                                  --------------
                                                                      14,791,736
                                                                  --------------
Costa Rica - 0.3%
Costa Rican Colon Credit Linked Note
   Zero Coupon, 1/12/07 (b)                    CRC    2,007,600        3,854,998
                                                                  --------------
Dominican Republic - 0.3%
Dominican Peso Credit Linked Note
   Zero Coupon, 3/12/07 (b)                    DOP      172,325        4,981,147
                                                                  --------------
El Salvador - 0.3%
Republic of El Salvador
   7.65%, 6/15/35 (d)                          US$        1,889        2,139,293
   8.50%, 7/25/11 (d)                                     1,950        2,154,750
                                                                  --------------
                                                                       4,294,043
                                                                  --------------


                                       3

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Germany - 1.3%
Germany (Federal Republic of)
   Series 97
   6.50%, 7/04/27 (b)                          EUR       11,000       19,271,674
                                                                  --------------
Indonesia - 1.4%
Indonesia Government International Bond
   6.875%, 3/09/17 (b)(d)                      US$        2,996        3,168,270
Indonesia Rupiah Credit Linked Note
   11.00%, 10/15/14 (b)                        IDR   70,498,625        8,249,321
   12.90%, 6/17/22                                   70,203,600        9,240,146
                                                                  --------------
                                                                      20,657,737
                                                                  --------------
Japan - 7.3%
Government of Japan CPI Linked Bond
   Series 5
   0.80%, 9/10/15 (b)                          JPY    5,922,000       48,349,357
Government of Japan Ten Year Bond
   Series 257
   1.30%, 12/20/13 (b)                                7,100,000       59,078,765
                                                                  --------------
                                                                     107,428,122
                                                                  --------------
Mexico - 13.5%
Mexican Bonos
   8.00%, 12/07/23 (b)                         MXN      407,057       39,295,680
   Series M 20
   10.00%, 12/05/24 (b)                                 217,539       24,995,367
   Series MI10
   8.00%, 12/19/13 (b)                                  642,688       61,294,426
   9.00%, 12/20/12 (b)                                  477,474       47,623,615
   Series MI7
   9.00%, 12/24/09 (b)                                  267,938       25,943,037
                                                                  --------------
                                                                     199,152,125
                                                                  --------------
New Zealand - 1.2%
New Zealand Government Bond
   Series 708
   6.00%, 7/15/08 (b)                          NZD       24,981       17,432,878
                                                                  --------------
Norway - 3.3%
Government of Norway
   5.50%, 5/15/09 (b)                          NOK      133,265       21,907,679
   6.00%, 5/16/11 (b)                                   160,000       27,273,954
                                                                  --------------
                                                                      49,181,633
                                                                  --------------
Panama - 0.9%
Republic of Panama
   6.70%, 1/26/36 (b)                          US$       13,050       13,604,625
                                                                  --------------
Peru - 4.9%
Peru Bono Soberano
   7.84%, 8/12/20 (b)                          PEN       13,000        4,576,605
   8.20%, 8/12/26 (b)                                    30,663       11,223,717
   9.91%, 5/05/15 (b)                                    48,440       18,834,241
   Series 7
   8.60%, 8/12/17 (b)                                    22,510        8,287,478
Republic of Peru
   8.375%, 5/03/16                             US$        3,343        3,969,813
   8.75%, 11/21/33 (b)(c)                                10,331       13,559,438
   9.875%, 2/06/15 (b)                                    9,477       11,955,235
                                                                  --------------
                                                                      72,406,527
                                                                  --------------


                                       4

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Philippines - 1.2%
Republic of Philippines
   10.625%, 3/16/25 (c)                                  12,000       17,100,000
                                                                  --------------
Poland - 9.2%
Government of Poland
   Series 0922
   5.75%, 9/23/22 (b)                          PLN       51,792       18,615,008
Republic of Poland
   Series 0511
   4.25%, 5/24/11 (b)                                   349,671      117,045,782
                                                                  --------------
                                                                     135,660,790
                                                                  --------------
Republic Of South Korea - 4.3%
Korean Tsy Stp Unhedged
   5.00%, 3/10/11 (b)                          KRW   27,587,875       29,672,557
   5.00%, 3/10/11 (b)(d)(e)                    US$       32,750       33,215,050
                                                                  --------------
                                                                      62,887,607
                                                                  --------------
South Africa - 2.9%
Republic of South Africa
   Series R153
   13.00%, 8/31/10 (b)                         ZAR     250,000        42,141,660
                                                                  --------------
Sweden - 8.4%
Government of Sweden
   Series 1045
   5.25%, 3/15/11 (b)                          SEK      800,000      123,226,141
                                                                  --------------
Turkey - 2.1%
New Turkish Lira Credit Linked Note
   Zero Coupon, 3/08/07                        TRL       24,430       16,705,568
   Zero Coupon, 6/28/07                        US$        5,735        3,735,174
   Zero Coupon, 6/28/07                                   2,509        1,634,197
Turkey Government Bond
   Zero Coupon, 9/05/07 (b)                    TRL        9,000        5,597,104
   Zero Coupon, 7/16/08 (b)                    TRY        6,500        3,399,929
                                                                  --------------
                                                                      31,071,972
                                                                  --------------
Uruguay - 0.8%
Republic of Uruguay
   8.00%, 11/18/22 (b)                         US$        6,432        7,299,825
Uruguay Government International Bond
   5.00%, 9/14/18 (b)                          UYU       83,500        3,770,566
                                                                  --------------
                                                                      11,070,391
                                                                  --------------
Venezuela - 0.1%
Republic of Venezuela
   8.50%, 10/08/14 (b)                         US$        1,338        1,515,285
                                                                  --------------
Total Sovereign Debt Obligations
   (cost $1,084,824,381)                                           1,175,403,980
                                                                  --------------


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U.S. GOVERNMENT & GOVERNMENT SPONSORED
   AGENCY OBLIGATIONS - 36.2%

U.S. Treasury Notes - 23.3%
   4.50%, 11/30/11 (b)(c)                              84,500        83,747,443
   4.50%, 9/30/11                                      75,000        74,340,825
   4.625%, 11/15/16 (b)                                50,000        49,671,900
   4.875%, 8/15/16 (c)                                 72,000        72,860,616
   6.00%, 8/15/09 (b)                                  60,000        61,811,700
                                                                ---------------
                                                                    342,432,484
                                                                ---------------
Federal National Mortgage Association - 5.5%
   Series 2005
   5.50%, 6/01/20 (b)                                  80,702        80,856,177
                                                                ---------------
U.S. Treasury Strips - 3.8%
   Zero Coupon, 11/15/21 (b)                          115,000        55,332,825
                                                                ---------------
U.S. Treasury Bond - 2.0%
   5.375%, 2/15/31 (b)(c)                              27,156        29,088,747
                                                                ---------------
Federal Home Loan Mortgage Corp. - 1.6%
   5.50%,  TBA                                         24,435        24,160,106
                                                                ---------------
Total U.S. Government & Government
   Sponsored Agency Obligations
   (cost $525,342,797)                                              531,870,339
                                                                ---------------
Total Investments - 116.2%
   (cost $1,610,167,178)                                          1,707,274,319
Other assets less liabilities - (16.2)%                            (237,455,521)
                                                                ---------------
Net Assets - 100.0%                                             $ 1,469,818,798
                                                                ---------------

FORWARD CURRENCY EXCHANGE CONTRACTS

                                     U.S. $        U.S. $
                       Contract     Value on      Value at       Unrealized
                        Amount    Origination   December 31,    Appreciation/
                        (000)        Date           2006       (Depreciation)
-----------------------------------------------------------------------------
Buy Contracts:
Euro Dollar
settling 1/29/07         23,253   $30,560,629   $ 30,733,744     $   173,115
Great British Pound
settling 1/16/07         40,035    75,896,382   $ 78,395,250       2,498,868
Japanese Yen
settling 1/12/07         47,000       397,735        395,373          (2,362)
Japanese Yen
settling 1/12/07      4,964,493    41,764,757     41,762,299          (2,459)
Polish Zloty
settling 1/17/07        208,966    72,793,285     72,010,648        (782,637)
Polish Zloty
settling 1/17/07        199,854    69,027,659     68,870,673        (156,985)
Polish Zloty
settling 1/17/07         89,862    30,825,961     30,966,930         140,969

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                                      U.S. $         U.S. $
                       Contract      Value on       Value at      Unrealized
                        Amount      Origination   December 31,   Appreciation/
                         (000)         Date           2006       (Depreciation)
-------------------------------------------------------------------------------
Sale Contracts:
Australian Dollar
settling 1/19/07           9,134      7,128,943      7,206,905        (77,962)
Canadian Dollar
settling 2/09/07             550        479,502        472,035          7,467
Canadian Dollar
settling 2/09/07          15,887     13,767,817     13,638,744        129,073
Euro Dollar
settling 1/29/07          27,828     35,206,360     36,781,723     (1,575,364)
Euro Dollar
settling 1/31/07          11,090     14,257,668     14,659,626       (401,958)
Great British Pound
settling 1/16/07          40,035     74,372,641     78,395,250     (4,022,609)
Japanese Yen
settling 1/12/07       5,852,029     50,323,804     49,228,428      1,095,375
Japanese Yen
settling 1/12/07       7,100,972     60,772,056     59,734,778      1,037,278
Japanese Yen
settling 1/12/07       4,987,500     43,497,410     41,955,837      1,541,573
Korean Won
settling 1/16/07      31,513,268     33,736,504     33,893,982       (157,478)
Korean Won
settling 2/15/07      27,473,404     29,814,433     29,567,365        247,069
Mexican Peso
settling 1/31/07         887,839     80,187,787     82,086,845     (1,899,058)
Mexican Peso
settling 1/31/07         162,875     15,000,000     15,058,869        (58,869)
Mexican Peso
settling 2/23/07         401,717     37,099,821     37,106,333         (6,511)
Mexican Peso
settling 2/23/07         401,717     37,097,423     37,106,333         (8,909)
Norwegian Kroner
settling 1/11/07         314,872     48,994,402     50,514,546     (1,520,145)
Polish Zloty
settling 1/17/07         875,313    293,389,608    301,636,648     (8,247,040)
South African Rand
settling 1/09/07         180,389     24,572,770     25,707,383     (1,134,613)
Swedish Krona
settling 1/22/07         862,427    122,403,039    126,128,921     (3,725,881)

REVERSE REPURCHASE AGREEMENTS

Broker            Interest Rate   Maturity       Amount
---------------------------------------------------------
Chase Manhattan       5.00%        1/05/07   $  5,314,789
Chase Manhattan       5.15        12/31/07     10,346,698
Chase Manhattan       5.15        12/31/07      6,312,572
Chase Manhattan       5.15        12/31/07     17,118,000
Deutsche Bank         4.80         1/02/07     73,231,200
Deutsche Bank         5.10         1/02/07      2,056,110
Deutsche Bank         5.10         1/02/07     15,149,400
Deutsche Bank         5.18         1/02/07     58,800,000
Deutshce Bank         4.75         1/02/07        974,200
                                             ------------
                                             $189,302,969
                                             ------------

(a) Floating Rate Security. Stated interest rate was in effect at December 31, 2006.

(b) Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $1,378,596,122.

(c)  Position,  or a  portion  thereof,  has been  segregated  to  collateralize
     reverse  repurchase  agreements.   The  aggregate  market  value  of  these
     securities amounted to $191,542,315.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate market value of these securities amounted to $40,677,363 or 2.8% of net assets.

(e)  Variable rate coupon, rate shown as of December 31, 2006.

Currency Abbreviations:
AUD       - Australian Dollar
BRL       - Brazilian Real
CAD       - Canadian Dollar
COP       - Columbian Peso
CRC       - Costa Rica Colon
DOP       - Dominican Peso
EUR       - Euro Dollar
IDR       - Indonesian Rupiah
JPY       - Japanese Yen
KRW       - South Korean Won
MXN       - Mexico Nuevo Peso
NOK       - Norwegian Krone
NZD       - New Zealand Dollar
PEN       - Peruvian New Sol
PLN       - Polish New Zloty
SEK       - Swedish Krona
TRL       - Turkish Lira
UYU       - Uruguayan New Peso
ZAR       - South African Rand

Glossary:
CPI       - Consumer Price Index
TBA       - To Be Announced

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   -----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Government Income Trust, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: February 22, 2007


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: February 22, 2007